Financial Risk Management - Undiscounted Liabilities by Maturity (Details) - EUR (€)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 9,386,000	€ 7,244,000
Trade payables and other payables	135,000	546,000
Less than 1 year [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,960,000
Trade payables and other payables	8,160,000	6,534,000
Total	8,160,000	8,494,000
Between 1 and 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	797,000	980,000
Total	797,000	980,000
Between 2 and 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	8,984,000	5,981,000
Total	€ 8,984,000	€ 5,981,000